Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Capitalized lease rights	$ 35.2	$ 40.2
Amortization expense	1.2	$ 1.2	$ 1.2
Estimated amortization expense for 2016	1.0
Estimated amortization expense for 2017	1.0
Estimated amortization expense for 2018	1.0
Estimated amortization expense for 2019	1.0
Estimated amortization expense for 2020	$ 1.0
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period	37 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period	39 years